Warrant Liability (Details) - Warrants [Member]	Nov. 09, 2016 $ / shares shares
Schedule of assumptions used in the valuation of warrants issued
Number of shares underlying the warrants | shares	303,694
Exercise price	$ 0.80
Volatility	93.00%
Risk-free interest rate	0.81%
Expected dividend yield	0.00%
Expected warrant life (years)	1 year 7 months 17 days
Stock price	$ 3.65